Receivables from financial services	12 Months Ended
Dec. 31, 2017
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Receivables from financial services
20.	Receivables from financial services

	31 December 2017	31 December 2016
Current receivables from financial services	2,950,523	1,486,906
Non-current receivables from financial services	1,297,597	909,466

	4,248,120	2,396,372

Movements in provision for impairment of receivables from financial services are disclosed in Note 33.

Starting from 2016 the Group and its distributors have offered handset campaigns where subscribers can buy handsets using loans placed by Turkcell Finansman. The Group assumes credit risk in these transactions. Turkcell Finansman collects the loan from the subscriber during the contract period and does not recognize handset revenue since it is not acting as principal in the handset sale.